Share Based Compensation Plans	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Based Compensation Plans
NOTE 13.
SHARE-BASED COMPENSATION PLANS
Precision’s omnibus equity incentive plan (
Omnibus Plan
) allows the Corporation to settle short-term incentive awards (annual bonus) and long-term incentive awards (share options, performance share units and restricted share units) issued on or after February 8, 2017 in voting shares of Precision (either issued from treasury or purchased in the open market), cash, or a combination of both. Precision intends to settle all short-term incentive, restricted share unit and performance share unit awards issued under the Omnibus Plan in cash and to settle options in voting shares.

Liability Classified Plans

	Restricted Share Units	Performance Share Units	Executive Performance Share Units	Non- Management Directors’ DSUs	Total
Balance, December 31, 2019	$7,318	$2,858	$—	$3,336	$13,512
Expensed during the period	3,119	2,787	—	(1,551)	4,355
Reclassification from equity-settled plans	—	—	6,833	—	6,833
Payments	(3,813)	(894)	—	(176)	(4,883)
Balance, December 31, 2020	6,624	4,751	6,833	1,609	19,817
Expensed during the period	17,168	18,634	17,646	3,065	56,513
Reclassification from equity-settled plans	—	—	(3,164)	—	(3,164)
Payments	(5,742)	(1,861)	(4,808)	—	(12,411)
Balance, December 31, 2021	$18,050	$21,524	$16,507	$4,674	$60,755
Current	11,338	6,182	16,507	—	34,027
Long-term	6,712	15,342	—	4,674	26,728
Balance, December 31, 2021	$18,050	$21,524	$16,507	$4,674	$60,755
(a) Restricted Share Units and Performance Share Units
Precision has various cash-settled share-based incentive plans for officers and other eligible employees. Under the Restricted Share Unit (
RSU
) incentive plan, shares granted to eligible employees vest annually over a three-year term. Vested shares are automatically paid out in cash at a value determined by the fair market value of the shares at the vesting date. Under the Performance Share Unit (
PSU
) incentive plan, shares granted to eligible employees vest at the end of a three-year term. Vested shares are automatically paid out in cash in the first quarter following the vested term at a value determined by the fair market value of the shares at the vesting date and based on the number of performance shares held multiplied by a performance factor that ranges from zero to two times. The performance factor is based on Precision’s share price performance compared to a peer group over the three-year period.
A summary of the RSUs and PSUs outstanding under these share-based incentive plans is presented below:

	RSUs Outstanding	PSUs Outstanding
December 31, 2019	316,904	166,768
Granted	363,253	502,558
Redeemed	(127,884)	(39,028)
Forfeited	(67,491)	(64,919)
December 31, 2020	484,782	565,379
Granted	356,928	488,510
Redeemed	(216,820)	(40,515)
Forfeited	(26,734)	(29,640)
December 31, 2021	598,156	983,734
(b) Executive Performance Share Units
Precision grants Executive PSUs to certain senior executives. Executive PSUs vest over a three-year period and incorporate performance criteria established at the date of grant that can adjust the number of performance share units available for settlement from zero to two times the amount originally granted.
A summary of the activity under this share-based incentive plan is presented below:

Executive Performance Share Units	Outstanding
December 31, 2019	368,845
Redeemed	(57,442)
Forfeited	(22,696)
December 31, 2020	288,707
Redeemed	(96,355)
Forfeited	(2,388)
December 31, 2021	189,964
Included
in net loss for the year ended December 31, 2021 is an expense of $18 million (2020 – $15 million). Subsequent to December 31, 2021, Precision settled 131,950 vesting Executive PSUs in 263,900 common shares.
(c)
Non-Management
Directors
Precision has a deferred share unit (
DSU
) plan for
non-management
directors whereby fully vested DSUs are granted quarterly based on an election by the non-management
director to receive all or a portion of his or her compensation in DSUs. These DSUs are redeemable in cash or for an equal number of common shares upon the director’s retirement. The redemption of DSUs in cash or common shares is solely at Precision’s discretion.
Non-management
directors can receive a lump sum payment or two separate payments any time up until December 15 of the year following retirement. If the non-management
director does not specify a redemption date, the DSUs will be redeemed on a single date six months after retirement. The cash settlement amount is based on the weighted average trading price for Precision’s shares on the Toronto Stock Exchange for the five days immediately prior to payout.
A summary of the DSUs outstanding under this share-based incentive plan is presented below:

Deferred Share Units	Outstanding
Balance December 31, 2019	89,613
Redeemed	(12,039)
Balance December 31, 2020	77,574
Granted	27,017
Balance December 31, 2021	104,591
Equity Settled Plans
(d) Option Plan
Under this plan, the exercise price of each option equals the fair market value of the option at the date of grant determined by the weighted average trading price for the five days preceding the grant. The options are denominated in either Canadian or

U.S. dollars, and vest over a period of three years from the date of grant, as employees render continuous service to the Corporation, and have a term of seven years.
A summary of the status of the equity incentive plan is presented below:

Canadian Share Options	Options Outstanding	Range of Exercise Prices	Weighted Average Exercise Price	Options Exercisable
December 31, 2019	201,079	$87.00 – 286.20	145.88	178,453
Forfeited	(52,414)	87.00 – 203.00	165.79
December 31, 2020	148,665	87.00 – 286.20	138.86	141,156
Forfeited	(33,060)	89.20 – 286.20	193.10
December 31, 2021	115,605	$87.00 – 146.40	$123.35	115,605

U.S. Share Options	Options Outstanding	Range of Exercise Prices (US$)	Weighted Average Exercise Price (US$)	Options Exercisable
December 31, 2019	318,153	$51.20 – 183.60	$93.32	217,441
Forfeited	(34,360)	64.20 – 183.60	151.92
December 31, 2020	283,793	51.20 – 183.60	86.23	239,521
Forfeited	(15,950)	183.60 – 183.60	183.60
December 31, 2021	267,843	$51.20 – 115.80	$80.43	257,854

Canadian Share Options	Total Options Outstanding			Options Exercisable
Range of Exercise Prices:	Number	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Number	Weighted Average Exercise Price
$ 87.00 – 117.59	45,590	$88.11	2.14	45,590	$88.11
117.60 – 146.19	17,035	145.97	2.13	17,035	145.97
146.20 – 146.40	52,980	146.40	0.11	52,980	146.40
$ 87.00 – 146.40	115,605	$123.35	1.21	115,605	$123.35

U.S. Share Options	Total Options Outstanding			Options Exercisable
Range of Exercise Prices (US$):	Number	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)	Number	Weighted Average Exercise Price (US$)
$ 51.20 – 66.50	103,035	$60.42	2.02	93,046	$61.41
66.51 – 105.94	78,323	70.69	3.05	78,323	70.69
105.95 – 115.80	86,485	113.08	1.38	86,485	113.08
$ 51.20 – 115.80	267,843	$80.43	2.11	257,854	$81.56
No options were granted during 2021 and 2020. Included in net loss for the year ended December 31, 2021 is an expense of $0.2 million (2020 – $1 million).
(e)
Non-Management
Directors
Prior to January 1, 2012, Precision had a deferred share unit plan for non-management
directors. Under the plan, fully vested deferred share units were granted quarterly based on an election by the non-management
director to receive all or a portion of his or her compensation in deferred share units. These deferred share units are redeemable into an equal number of common shares any time after the director’s retirement.
A summary of this share-based incentive plan is presented below:

Deferred Share Units	Outstanding
December 31, 2019	4,659
Redeemed	(3,189)
December 31, 2020 and 2021	1,470